Segment disclosure - Disclosure of detailed information about geographic net assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 1,116,128	$ 1,130,512
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	656,661	627,567
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	440,941	483,164
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	18,526	19,781
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	755,404	761,279
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	576,835	560,246
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	172,879	194,344
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	5,690	6,689
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	230,053	229,678
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	46,374	31,657
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	183,679	198,021
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	19,524	20,678
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	9,924	9,961
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	1,481	2,435
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	8,119	8,282
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	8,313	10,488
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	8,313	10,488
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	33,109	33,773
Asia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	28,392	28,963
Asia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	4,717	4,810
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	69,725	74,616
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	15,215	15,215
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	54,510	59,401
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 0	$ 0